Stock-Based Payments - 2016 Employee Stock Purchase Plan (Details) - 2016 ESPP - shares	Jan. 01, 2022	Jan. 01, 2021	Jul. 06, 2016	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares of common stock reserved for issuance of awards on the first day of each calendar year (in shares)			1,173,333
Increase in number of shares of common stock reserved for issuance of awards on the first day of each calendar year, as a percentage of outstanding shares			1.00%
Increase in number of shares of common stock reserved for issuance (in shares)	620,241	562,227
Number of shares available for grants				2,857,306	2,237,065